Acquisitions and Dispositions - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisitions and Dispositions [Abstract]
Cash and cash equivalents	€ 0	€ 0	€ 7
All remaining assets	0	0	105
Total assets disposed	0	0	113
Total liabilities disposed	€ 0	€ 0	€ 213